Annual Total Returns [BarChart] - Harbor Emerging Markets Equity Fund - Institutional Class	Mar. 01, 2021
Bar Chart Table:
2014	(5.96%)
2015	(20.35%)
2016	13.70%
2017	33.05%
2018	(12.06%)
2019	25.26%
2020	19.34%